Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2020
to the Prospectus and Summary Prospectuses of the following funds (each, a Fund, and together, the Funds) :
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Variable Insurance Trust
Variable Portfolio – Managed Risk Fund	5/1/2020
Variable Portfolio – Managed Risk U.S. Fund	5/1/2020
Variable Portfolio – Managed Volatility Conservative Fund	5/1/2020
Variable Portfolio – Managed Volatility Conservative Growth Fund	5/1/2020
Variable Portfolio – Managed Volatility Growth Fund	5/1/2020
Variable Portfolio – U.S. Flexible Conservative Growth Fund	5/1/2020
Variable Portfolio – U.S. Flexible Growth Fund	5/1/2020
Variable Portfolio – U.S. Flexible Moderate Growth Fund	5/1/2020
Columbia Funds Variable Series Trust II
Variable Portfolio – Managed Volatility Moderate Growth Fund	5/1/2020
The last paragraph under the heading "Principal Investment Strategies - Strategic Allocation" in each Fund's Summary Prospectus and in each Fund's Summary section of the Prospectus is hereby deleted.

The rest of the sections remains the same.
COLUMBIA FUNDS VARIABLE INSURANCE TRUST | Variable Portfolio - Managed Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2020
to the Prospectus and Summary Prospectuses of the following funds (each, a Fund, and together, the Funds) :
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Variable Insurance Trust
Variable Portfolio – Managed Risk Fund	5/1/2020
The last paragraph under the heading "Principal Investment Strategies - Strategic Allocation" in each Fund's Summary Prospectus and in each Fund's Summary section of the Prospectus is hereby deleted.

The rest of the sections remains the same.
COLUMBIA FUNDS VARIABLE INSURANCE TRUST | Variable Portfolio - Managed Risk U.S. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2020
to the Prospectus and Summary Prospectuses of the following funds (each, a Fund, and together, the Funds) :
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Variable Insurance Trust
Variable Portfolio – Managed Risk U.S. Fund	5/1/2020
The last paragraph under the heading "Principal Investment Strategies - Strategic Allocation" in each Fund's Summary Prospectus and in each Fund's Summary section of the Prospectus is hereby deleted.

The rest of the sections remains the same.
COLUMBIA FUNDS VARIABLE INSURANCE TRUST | Variable Portfolio - Managed Volatility Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2020
to the Prospectus and Summary Prospectuses of the following funds (each, a Fund, and together, the Funds) :
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Variable Insurance Trust
Variable Portfolio – Managed Volatility Conservative Fund	5/1/2020
The last paragraph under the heading "Principal Investment Strategies - Strategic Allocation" in each Fund's Summary Prospectus and in each Fund's Summary section of the Prospectus is hereby deleted.

The rest of the sections remains the same.
COLUMBIA FUNDS VARIABLE INSURANCE TRUST | Variable Portfolio - Managed Volatility Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2020
to the Prospectus and Summary Prospectuses of the following funds (each, a Fund, and together, the Funds) :
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Variable Insurance Trust
Variable Portfolio – Managed Volatility Conservative Growth Fund	5/1/2020
The last paragraph under the heading "Principal Investment Strategies - Strategic Allocation" in each Fund's Summary Prospectus and in each Fund's Summary section of the Prospectus is hereby deleted.

The rest of the sections remains the same.
COLUMBIA FUNDS VARIABLE INSURANCE TRUST | Variable Portfolio - Managed Volatility Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2020
to the Prospectus and Summary Prospectuses of the following funds (each, a Fund, and together, the Funds) :
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Variable Insurance Trust
Variable Portfolio – Managed Volatility Growth Fund	5/1/2020
The last paragraph under the heading "Principal Investment Strategies - Strategic Allocation" in each Fund's Summary Prospectus and in each Fund's Summary section of the Prospectus is hereby deleted.

The rest of the sections remains the same.
COLUMBIA FUNDS VARIABLE INSURANCE TRUST | Variable Portfolio - U.S. Flexible Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2020
to the Prospectus and Summary Prospectuses of the following funds (each, a Fund, and together, the Funds) :
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Variable Insurance Trust
Variable Portfolio – U.S. Flexible Conservative Growth Fund	5/1/2020
The last paragraph under the heading "Principal Investment Strategies - Strategic Allocation" in each Fund's Summary Prospectus and in each Fund's Summary section of the Prospectus is hereby deleted.

The rest of the sections remains the same.
COLUMBIA FUNDS VARIABLE INSURANCE TRUST | Variable Portfolio - U.S. Flexible Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2020
to the Prospectus and Summary Prospectuses of the following funds (each, a Fund, and together, the Funds) :
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Variable Insurance Trust
Variable Portfolio – U.S. Flexible Growth Fund	5/1/2020
The last paragraph under the heading "Principal Investment Strategies - Strategic Allocation" in each Fund's Summary Prospectus and in each Fund's Summary section of the Prospectus is hereby deleted.

The rest of the sections remains the same.
COLUMBIA FUNDS VARIABLE INSURANCE TRUST | Variable Portfolio - U.S. Flexible Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2020
to the Prospectus and Summary Prospectuses of the following funds (each, a Fund, and together, the Funds) :
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Variable Insurance Trust
Variable Portfolio – U.S. Flexible Moderate Growth Fund	5/1/2020
The last paragraph under the heading "Principal Investment Strategies - Strategic Allocation" in each Fund's Summary Prospectus and in each Fund's Summary section of the Prospectus is hereby deleted.

The rest of the sections remains the same.
Columbia Funds Variable Series Trust II | VARIABLE PORTFOLIO - MANAGED VOLATILITY MODERATE GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2020
to the Prospectus and Summary Prospectuses of the following funds (each, a Fund, and together, the Funds) :
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Variable Series Trust II
Variable Portfolio – Managed Volatility Moderate Growth Fund	5/1/2020
The last paragraph under the heading "Principal Investment Strategies - Strategic Allocation" in each Fund's Summary Prospectus and in each Fund's Summary section of the Prospectus is hereby deleted.

The rest of the sections remains the same.